Audit Information	12 Months Ended
Dec. 31, 2021
Auditor Information [Abstract]
Auditor Name	PricewaterhouseCoopers Accountants N.V.
Auditor Location	Amsterdam, the Netherlands
Auditor Firm ID	1395